FINANCE COSTS - AUD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finance Costs
Bank overdraft and borrowing interest		$ 37,091	$ 84,920
Interest on revolving loan	16,763	228,627	50,328
Interest on operating lease liability	88,818	32,526	109,675
Interest on convertible bonds		109,811	1,316,702
Interest on convertible promissory notes (Note 22)	$ 1,895,371	$ 1,692,217